Nature of business	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Nature of business	Nature of business
Docebo Inc. (the “Company” or “Docebo”) is a provider of cloud-based learning management systems. The Company was incorporated on April 21, 2016 under the laws of the Province of Ontario. The Company’s head office is located at Suite 701, 366 Adelaide Street West, Toronto, M5V 1R9, Canada.
On October 1, 2019, the Company filed articles of amendment to effect the change of the Company’s name from “Docebo Canada Inc.” to “Docebo Inc.” and to split all of its issued and outstanding common shares on the basis of 100 common shares for every one common share outstanding. All share and per share amounts presented in these financial statements have been adjusted retrospectively to reflect the share split. The Company's shares are listed on both the Toronto Stock Exchange (“TSX”), as of October 8, 2019, and the Nasdaq Global Select Market (the “Nasdaq”), as of December 3, 2020, under the stock symbol “DCBO”.
The impact of the novel coronavirus (“COVID-19”) pandemic, with its combined health toll and sharp decline in global economic output, is unprecedented and the full extent of the impact will depend on future developments. These developments are highly uncertain and cannot be accurately predicted, including new information which may emerge concerning its severity, its duration and actions by government authorities to contain the outbreak or manage its impact.
In response to the pandemic, we have modified our business practices with a focus on the health and well-being of our workforce both in Europe and North America. All of our offices are currently closed with employees working remotely. The extent of the impact of COVID-19 and measures taken to contain the virus on our results of operations and overall financial performance remains uncertain.
The Company has the following subsidiaries:

Entity name	Country	Ownership percentage December 31, 2020	Ownership percentage December 31, 2019
		%	%
Docebo S.p.A	Italy	100	100
Docebo NA Inc	United States	100	100
Docebo EMEA FZ-LLC	Dubai	100	100
Docebo UK	England	100	100
forMetris Société par Actions Simplifiée (“forMetris”)	France	100	—